PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2021 and 2020, prepaid expenses and other current assets consist of:

	December 31,
	2021	2020
Prepaid expenses	$3,349,990	$1,305,088
Deposits	59,925	226,189
Other receivables	80,531	17,440
Total	$3,490,446	$1,548,717